OTHER FINANCIAL ITEMS, NET	6 Months Ended
Jun. 30, 2013
OTHER FINANCIAL ITEMS, NET [Abstract]
OTHER FINANCIAL ITEMS, NET
5.                                      OTHER FINANCIAL ITEMS

Other financial items are comprised of the following:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Amortization of deferred financing costs	(3,408)	(206)	(4,075)	(485)
Unrealized (mark-to-market) gains (losses) for interest rate swaps	4,826	(1,102)	7,095	(325)
Interest expense on un-designated interest rate swaps	(1,622)	(1,201)	(3,251)	(2,369)
Mark-to-market adjustment for currency swap derivatives	1,775	(1,854)	(4,839)	1,117
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	(347)	2,276	7,584	(1,413)
Foreign exchange gains (losses) on operations	31	(193)	(44)	237
Other	(1,369)	(184)	(1,504)	(283)
	(114)	(2,464)	966	(3,521)